Intangible Assets - Schedule of Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Net book amount	$ 57,887	$ 51,443
Additions	20,942	17,260
Amortization of the period	(15,511)	(10,816)	$ (6,891)
Net book amount	63,318	57,887	51,443
Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	80,347	63,087
Net book amount	101,289	80,347	63,087
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(22,460)	(11,644)
Net book amount	(37,971)	(22,460)	(11,644)
Internally Generated Software
Disclosure Of Intangible Assets [Line Items]
Net book amount	23,763	15,779
Additions	19,809	16,694
Amortization of the period	(13,413)	(8,710)	(4,793)
Net book amount	30,159	23,763	15,779
Internally Generated Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	40,446	23,752
Net book amount	60,255	40,446	23,752
Internally Generated Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(16,683)	(7,973)
Net book amount	(30,096)	(16,683)	(7,973)
Acquired Intangible Asset
Disclosure Of Intangible Assets [Line Items]
Net book amount	34,124	35,664
Additions	1,133	566
Amortization of the period	(2,098)	(2,106)
Net book amount	33,159	34,124	35,664
Acquired Intangible Asset | Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	39,901	39,335
Net book amount	41,034	39,901	39,335
Acquired Intangible Asset | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(5,777)	(3,671)
Net book amount	$ (7,875)	$ (5,777)	$ (3,671)